Subsequent Events - Additional Information (Detail) - Subsequent Event - USD ($) $ in Millions	Feb. 10, 2015	Jan. 31, 2015
Loans Payable
Subsequent Event [Line Items]
Debt instrument face amount	$ 14.7
Loan maturity date	6 months
Interest rate per annum	4.00%
Thalheim Facility Closing
Subsequent Event [Line Items]
Estimates the cost of downsizing, including termination payments		$ 22.1